SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Operating Leases
Right-of-use assets, costs	$ 163,592	$ 268,140
Accumulated amortization	(47,596)	(117,664)
Disposal due to early termination	(83,285)	(30,595)
Right-of-use assets, net	$ 32,711	$ 119,881